FAIR VALUE MEASUREMENTS - Schedule of Fair Value of Financial Liabilities (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
FAIR VALUE MEASUREMENTS
Junior Note Warrants	$ 0	$ 0	$ 0
Recurring [Member] | Convertible Note Derivative Liability [Member]
FAIR VALUE MEASUREMENTS
Junior Note Warrants		37,900
Level 3 [Member] | Recurring [Member] | Convertible Note Derivative Liability [Member]
FAIR VALUE MEASUREMENTS
Junior Note Warrants		37,900
Junior Note Warrants [Member] | Recurring [Member]
FAIR VALUE MEASUREMENTS
Junior Note Warrants		128,615	2,238,519
Junior Note Warrants [Member] | Level 3 [Member] | Recurring [Member]
FAIR VALUE MEASUREMENTS
Junior Note Warrants		$ 128,615	$ 2,238,519